Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000027935 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[1]
C000027935 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000027935 [Member] | OREGON
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000027935 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000027935 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000027935 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000027935 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
C000027935 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000027935 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000027935 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000027935 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000027937 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[2]
C000027937 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000027937 [Member] | OREGON
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000027937 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000027937 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000027937 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
C000027937 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	13.40%	[2]
C000027937 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000027937 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000027937 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000027937 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000035677 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[3]
C000035677 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
C000035677 [Member] | OREGON
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000035677 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000035677 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000035677 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
C000035677 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	13.40%	[3]
C000035677 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.80%	[3]
C000035677 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000035677 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	8.90%	[3]
C000035677 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.